Guarantees and Commitments (Other Purchase Commitments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Guarantees [Abstract]
Other Commitment, Due in Next Twelve Months	$ 47
Other Commitment, Due in Second and Third Year	51
Other Commitment, Due in Fourth Year	3
Other Commitment	$ 101